Other current liabilities	12 Months Ended
Dec. 31, 2012
Other current liabilities [Abstract]
Other current liabilities
Note 14 – Other current liabilities

Other current liabilities are comprised of the following:

(In US$ millions)	December 31, 2012	December 31, 2011
Taxes payable	10.6	16.6
Employee withheld taxes, social security and vacation payment	6.3	2.8
Other current liabilities	10.4	8.5
Total other current liabilities	27.3	27.9